Financial Information Of Previously Owned Equity Affiliates Financial Information of Equity Affiliates (Summarized Financial Information) (Details) (SunBelt, USD $)
In Millions, unless otherwise specified
	2 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2010
SunBelt
Schedule of Equity Method Investments [Line Items]
Net sales	$ 30.5	$ 157.3
Operating income	12.7	53.9
Partnership income as reported by SunBelt	11.5	46.2
PolyOne's ownership of SunBelt	50.00%	50.00%
Earnings of equity affiliate recorded by PolyOne	$ 5.7	$ 23.1